Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Colombia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 7.8%
Banco de Bogota SA	2,794	$68,575
Bancolombia SA	159,254	1,883,379
Grupo Aval Acciones y Valores SA	69,469	27,201

		1,979,155

Capital Markets — 1.5%
Bolsa de Valores de Colombia	109,892	384,770

Construction & Engineering — 1.0%
Construcciones El Condor SA	385,068	140,398
Constructora Conconcreto SA(a)	956,962	121,644

		262,042

Construction Materials — 8.2%
Cementos Argos SA	136,317	239,807
CEMEX Latam Holdings SA(a)	603,486	765,410
Grupo Argos SA/Colombia	127,711	636,316
Tecnoglass Inc.	55,698	446,141

		2,087,674

Diversified Financial Services — 4.9%
Corp. Financiera Colombiana SA(a)	21,629	180,796
Grupo de Inversiones Suramericana SA	114,993	1,057,149

		1,237,945

Electric Utilities — 9.0%
Celsia SA ESP	27,452	34,389
Enel Americas SA	5,982,118	1,144,944
Interconexion Electrica SA ESP	208,251	1,121,510

		2,300,843

Food Products — 4.6%
Grupo Nutresa SA	160,846	1,182,034

Gas Utilities — 5.0%
Grupo Energia Bogota SA ESP(a)	1,870,696	1,165,085
Promigas SA ESP	53,507	121,456

		1,286,541

Metals & Mining — 1.1%
Mineros SA	309,874	281,355

Security	Shares	Value

Oil, Gas & Consumable Fuels — 29.9%
Canacol Energy Ltd.(a)	343,571	$1,169,163
Ecopetrol SA	5,793,677	5,408,414
Empresas COPEC SA	132,578	1,051,528

		7,629,105

Total Common Stocks — 73.0% (Cost: $16,773,190)		18,631,464

Preferred Stocks

Airlines — 2.0%
Avianca Holdings SA, Preference Shares, NVS	1,044,754	527,659

Banks — 23.9%
Banco Davivienda SA, Preference Shares, NVS	90,577	1,130,812
Bancolombia SA, Preference Shares, NVS	333,968	4,106,894
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	2,148,225	862,494

		6,100,200

Construction Materials — 0.8%
Cementos Argos SA, Preference Shares, NVS	18,808	28,497
Grupo Argos SA/Colombia, Preference Shares, NVS	46,438	175,772

		204,269

Diversified Financial Services — 0.3%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	9,549	73,534

Total Preferred Stocks — 27.0% (Cost: $5,957,866)		6,905,662

Total Investments in Securities — 100.0% (Cost: $22,731,056)		25,537,126

Other Assets, Less Liabilities — (0.0)%		(909)

Net Assets — 100.0%		$25,536,217

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$128	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Colombia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,631,464	$—	$—	$18,631,464
Preferred Stocks	6,905,662	—	—	6,905,662

	$25,537,126	$—	$—	$25,537,126

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2